CONVERTIBLE DEBENTURES (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Convertible Debentures
Debentures	$ 546,460	$ 0
Accretion expense	15,118
Interest expense	$ 22,903